DEFERRED TAX ASSETS AND LIABILITIES (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Disposal of PSTT		¥ 90,696
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,270
(Credited)/charged to the statement of profit or loss during the year
Disposal of PSTT		(5,270)
Deferred tax liabilities, As of Ending
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		494
(Credited)/charged to the statement of profit or loss during the year		(89)
Disposal of PSTT		(405)
Deferred tax liabilities, As of Ending
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,764
(Credited)/charged to the statement of profit or loss during the year		(89)
Disposal of PSTT		(5,675)
Deferred tax liabilities, As of Ending